Provisions - Non-current provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current provisions (a)
Beginning balance, Non-current Provisions	€ 27,271	€ 8,030	€ 6,114
Net charge	838	414	1,467
Cancellations	(77)	(175)	(30)
Reclassifications	(5,196)	20,527	464
Translation differences	1,286	(1,525)	15
Ending balance, Non-current Provisions	€ 24,122	€ 27,271	€ 8,030